GOING CONCERN (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Aug. 14, 2014 Subsequent Event [Member] Scenario, Forecast [Member]
Going Concern Disclosure [Line Items]
Retained Earnings (Accumulated Deficit)	$ 161,245,000		$ 161,245,000		$ 151,562,000	$ 124,112,000
Net Income (Loss) Attributable to Parent, Total	(4,530,000)	(3,570,000)	(9,683,000)	(7,751,000)	(27,450,000)	(13,787,000)
Alternative Net Capital Requirement							$ 34,600,000	$ 34,300,000